Offerings - Offering: 1	Jan. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0000005 per share
Amount Registered | shares	3,200,000
Proposed Maximum Offering Price per Unit	0.77
Maximum Aggregate Offering Price	$ 2,464,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 377.24
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Ordinary Shares (“Ordinary Shares”) of Premium Catering (Holdings) Limited (the “Registrant”) that become issuable under the Registrant’s 2025 Equity Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding Ordinary Shares. (2) Estimated pursuant to Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $0.77 per share, which is the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on January 8, 2025 (rounded up to the nearest cent).